Quarterly Financial Data (Unaudited) (Details) (USD $) In Thousands, except Per Share data, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Quarterly Financial Information Disclosure [Abstract]
Revenue, Net	$ 328,726	$ 330,839	$ 334,479	$ 341,091	$ 346,942	$ 354,177	$ 359,957	$ 239,467	$ 1,335,135	$ 1,300,543	$ 621,204
Cost of Goods and Services Sold	154,671	155,343	165,554	157,048	158,946	159,185	161,917	101,216	632,616	581,264	233,999
Income from operations	14,058	15,862	14,726	27,377	25,480	32,919	30,297	40,948	72,023	129,644	161,849
Net income (loss)	$ 776	$ 1,372	$ (1,106)	$ 7,263	$ 4,151	$ 7,505	$ 6,548	$ 16,363	$ 7,520	$ 34,567	$ 81,480
Basic net income per share	$ 0.01	$ 0.01	$ (0.01)	$ 0.07	$ 0.04	$ 0.07	$ 0.06	$ 0.15	$ 0.07	$ 0.32	$ 0.75
Diluted net income per share	$ 0.01	$ 0.01	$ (0.01)	$ 0.07	$ 0.04	$ 0.07	$ 0.06	$ 0.15	$ 0.07	$ 0.32	$ 0.74